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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities
               (Exact name of registrant as specified in charter)

                        One Cityplace, Hartford, CT 06103
            (Address of principal executive offices)    (Zip code)

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:

                                 (860) 308-6202

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.     REPORT(S) TO STOCKHOLDERS.
            The Annual Report to stockholders is filed herewith.

UNIVERSAL ANNUITY

ANNUAL REPORTS          [GRAPHIC OMITTED]
DECEMBER 31, 2003

                        THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                        THE TRAVELERS QUALITY BOND ACCOUNT
                        FOR VARIABLE ANNUITIES

                        THE TRAVELERS MONEY MARKET ACCOUNT
                        FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

[LOGO OF TAMIC]               Travelers Asset Management  International Company,
                              LLC ("TAMIC") provides fixed income management and
                              advisory services for the following Travelers Life
                              &  Annuity  Variable  Products  Separate  Accounts
                              ("Accounts")   contained  in  this   report:   The
                              Travelers  Growth and  Income  Stock  Account  for
                              Variable  Annuities,  The  Travelers  Quality Bond
                              Account for Variable  Annuities  and The Travelers
                              Money Market Account for Variable Annuities.

[LOGO OF TIMCO]               The  Travelers   Investment   Management   Company
A member of citigroup [LOGO]  ("TIMCO")    provides   equity    management   and
                              subadvisory services for The Travelers Growth and Income Stock Account for Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES.........................................................1

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES.....................15

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES.....................27

BOARD OF MANAGERS AND OFFICERS................................................35

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS:
  Investment securities, at fair value (cost $477,113,251) .....    $516,602,320
  Cash .........................................................           6,986
  Receivables:
    Dividends ..................................................         668,156
    Investment securities sold .................................       1,007,703
    Purchase payments and transfers from other funding options .          70,405
    Variation on futures margin ................................          29,045
  Other assets .................................................          50,090
                                                                    ------------
      Total Assets .............................................     518,434,705
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .         199,015
    Investment management and advisory fees ....................          48,106
    Insurance charges ..........................................          87,843
  Accrued liabilities ..........................................          82,221
                                                                    ------------
      Total Liabilities ........................................         417,185
                                                                    ------------

NET ASSETS:                                                         $518,017,520
                                                                    ============


                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividends .......................................................    $   7,739,346
  Interest ........................................................          215,999
                                                                       -------------
    Total income ..................................................                      $   7,955,345

EXPENSES:
  Investment management and advisory fees .........................        3,051,333
  Insurance charges ...............................................        5,537,016
                                                                       -------------

    Total expenses ................................................                          8,588,349
                                                                                         -------------

      Net investment income (loss) ................................                           (633,004)
                                                                                         -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................      366,781,125
    Cost of investment securities sold ............................      378,174,815
                                                                       -------------

      Net realized gain (loss) ....................................                        (11,393,690)

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at December 31, 2003 .....................       39,489,069
  Unrealized gain (loss) at December 31, 2002 .....................      (83,876,989)
                                                                       -------------

    Net change in unrealized gain (loss) for the year .............                        123,366,058
                                                                                         -------------

      Net realized gain (loss) and change in unrealized gain (loss)                        111,972,368
                                                                                         -------------

Net increase (decrease) in net assets resulting from operations ...                      $ 111,339,364
                                                                                         =============


                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   2003              2002
                                                                                   ----              ----
OPERATIONS:
  Net investment income (loss) ...........................................    $    (633,004)    $  (1,724,159)
  Net realized gain (loss) from investment security transactions .........      (11,393,690)      (44,074,095)
  Net change in unrealized gain (loss) on investment securities ..........      123,366,058       (92,142,794)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......      111,339,364      (137,941,048)
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,271,619 and 1,672,473 units, respectively) ..........       18,530,423        25,669,656
  Participant transfers from other funding options
    (applicable to 754,088 and 688,693 units, respectively) ..............       11,209,365        10,328,582
  Administrative charges
    (applicable to 29,037 and 36,141 units, respectively) ................         (458,191)         (517,226)
  Contract surrenders
    (applicable to 3,418,518 and 3,628,838 units, respectively) ..........      (50,866,631)      (55,346,598)
  Participant transfers to other funding options
    (applicable to 1,576,742 and 3,238,862 units, respectively) ..........      (22,824,923)      (47,526,395)
  Other payments to participants
    (applicable to 197,838 and 157,894 units, respectively) ..............       (2,992,921)       (2,436,118)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (47,402,878)      (69,828,099)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................       63,936,486      (207,769,147)

NET ASSETS:
  Beginning of year ......................................................      454,081,034       661,850,181
                                                                              -------------     -------------

  End of year ............................................................    $ 518,017,520     $ 454,081,034
                                                                              =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

      OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS in 2003.

      REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS in 2003.

      FEDERAL INCOME TAXES. The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $304,215,544 and $352,667,061, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $28,228,079 and $28,049,629, respectively, for the year ended December 31, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At December 31, 2003, Account GIS held 45 open S&P 500 Stock Index futures contracts expiring in March, 2004. The underlying face value, or notional value, of these contracts at December 31, 2003 amounted to $12,494,250. In connection with these contracts, short-term investments with a par value of $1,900,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were $3,542,973 and ($1,116,889) for the years ended December 31, 2003 and 2002, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2003 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS's average net assets. These fees are paid to Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc. Pursuant to a subadvisory agreement between TAMIC and The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., TAMIC pays TIMCO a subadvisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS's average net assets.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      On contracts issued prior to May 16, 1983, The Company retained from Account GIS sales charges of $12,494 and $12,734 for the years ended December 31, 2003 and 2002, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $406,883 and $375,583 for the years ended December 31, 2003 and 2002, respectively.

4.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $12,382,000 and $10,255,000 of the net assets of Account GIS were held on behalf of an affiliate of The Company as of December 31, 2003 and 2002, respectively. Transactions with this affiliate during the years ended December 31, 2003 and 2002, were comprised of participant purchase payments of approximately $32,000 and $70,000 and contract surrenders of approximately $534,000 and $1,045,000, respectively.

5.    NET CONTRACT OWNERS' EQUITY

                                                                                              DECEMBER 31, 2003
                                                                                ----------------------------------------------

                                                                                                     UNIT             NET
                                                                                 UNITS              VALUE           ASSETS
                                                                                 -----              -----           ------
Accumulation phase of contracts issued prior to May 16, 1983 ..............      7,955,829        $ 17.926       $ 142,616,970
Annuity phase of contracts issued prior to May 16, 1983 ...................        182,741          17.926           3,275,837
Accumulation phase of contracts issued on or after May 16, 1983 ...........     21,788,686          17.028         371,031,633
Annuity phase of contracts issued on or after May 16, 1983 ................         64,191          17.028           1,093,080
                                                                                                                 -------------

Net Contract Owners' Equity ..............................................................................       $ 518,017,520
                                                                                                                 =============

6.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each year.)

Contracts issued prior to May 16, 1983

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2003         2002          2001           2000           1999
                                                                    ----         ----          ----           ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .264      $  .240       $  .266        $  .242        $  .267
    Operating expenses ........................................      .256         .261          .311           .376           .347
                                                                  -------      -------       -------        -------        -------

    Net investment income (loss) ..............................      .008        (.021)        (.045)         (.134)         (.080)

    Unit value at beginning of year ...........................    14.172       18.064        21.418         24.427         20.017
    Net realized and change in unrealized gains (losses) ......     3.746       (3.871)       (3.309)        (2.875)         4.490
                                                                  -------      -------       -------        -------        -------

    Unit value at end of year .................................   $17.926      $14.172       $18.064        $21.418        $24.427
                                                                  =======      =======       =======        =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $  3.75      $ (3.89)      $ (3.35)       $ (3.01)       $  4.41
    Ratio of operating expenses to average net assets .........      1.65%        1.64%         1.63%          1.60%          1.60%
    Ratio of net investment income (loss) to average net assets      0.06%       (0.12)%       (0.24)%        (0.57)%        (0.37)%
    Number of units outstanding at end of year (thousands) ....     8,139        9,088        10,329         11,413         12,646
    Portfolio turnover rate ...................................        68%          54%           32%            52%            47%

Contracts issued on or after May 16, 1983

                                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2003         2002          2001           2000           1999
                                                                    ----         ----          ----           ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .251      $  .229       $  .254        $  .232        $  .256
    Operating expenses ........................................      .281         .287          .343           .416           .385
                                                                  -------      -------       -------        -------        -------

    Net investment income (loss) ..............................     (.030)       (.058)        (.089)         (.184)         (.129)

    Unit value at beginning of year ...........................    13.496       17.245        20.498         23.436         19.253
    Net realized and change in unrealized gains (losses) ......     3.562       (3.691)       (3.164)        (2.754)         4.312
                                                                  -------      -------       -------        -------        -------

    Unit value at end of year .................................   $17.028      $13.496       $17.245        $20.498        $23.436
                                                                  =======      =======       =======        =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $  3.53      $ (3.75)      $ (3.25)       $ (2.94)       $  4.18
    Ratio of operating expenses to average net assets .........      1.90%        1.89%         1.88%          1.85%          1.85%
    Ratio of net investment income (loss) to average net assets     (0.19)%      (0.37)%       (0.49)%        (0.82)%        (0.62)%
    Number of units outstanding at end of period (thousands) ..    21,853       24,100        27,559         29,879         32,648
    Portfolio turnover rate ...................................        68%          54%           32%            52%            47%

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                  NO. OF               FAIR
                                                  SHARES               VALUE
                                             --------------       --------------
COMMON STOCK (97.3%)

AEROSPACE (0.5%)
  Boeing Co.                                         60,105       $    2,532,825
                                                                  --------------

AUTOMOTIVE (1.8%)
  Dana Corp.                                         13,322              244,459
  Eaton Corp.                                         4,989              538,712
  Ford Motor Co.                                    100,366            1,605,856
  General Motors Corp.                               65,657            3,506,084
  Gentex Corp.                                       11,978              528,829
  Harley-Davidson                                    49,066            2,332,107
  Johnson Controls, Inc.                              5,471              635,293
                                                                  --------------
                                                                       9,391,340
                                                                  --------------
BANKING (8.8%)
  Bank of America Corp.                              96,167            7,734,712
  BANK ONE Corp.                                     32,802            1,495,443
  BB&T Corp.                                         35,419            1,368,590
  Capital One Financial Corp.                        15,266              935,653
  First Tennessee National                              202                8,908
  FleetBoston Financial                              58,568            2,556,493
  HSBC Holdings ADS                                  25,207            1,986,816
  J.P. Morgan Chase & Co.                           117,630            4,320,550
  KeyCorp.                                           21,601              633,341
  Marshall & Ilsley Corp.                            18,470              706,477
  MBNA Corp.                                        112,064            2,784,790
  National City Corp.                                66,962            2,272,690
  PNC Financial Services Group                       30,951            1,693,948
  Regions Financial Corp.                            29,722            1,105,658
  SunTrust Banks                                      7,213              515,729
  U. S. Bancorp                                      51,660            1,538,435
  United Bankshares, Inc.                            12,544              390,683
  Wachovia Corp.                                    107,077            4,988,717
  Washington  Mutual, Inc.                           51,773            2,077,133
  Wells Fargo & Co.                                 103,793            6,112,370
                                                                  --------------
                                                                      45,227,136
                                                                  --------------
BEVERAGE (2.9%)
  Anheuser-Busch Cos.                                57,179       $    3,012,190
  Coca-Cola Co.                                     120,349            6,107,712
  Coca-Cola Enterprises Inc.                         66,238            1,448,625
  PepsiCo, Inc.                                      98,843            4,608,061
                                                                  --------------
                                                                      15,176,588
                                                                  --------------
BROKERAGE (2.5%)
  Bear Stearns Cos                                   11,990              958,600
  Charles Schwab Corp.                              117,396            1,389,969
  Goldman Sachs Group, Inc.                          30,269            2,988,458
  Lehman Brothers Holding, Inc.                      16,335            1,261,389
  Merrill Lynch & Co.                                38,595            2,263,597
  Morgan Stanley                                     67,455            3,903,621
                                                                  --------------
                                                                      12,765,634
                                                                  --------------
BUILDING MATERIALS (0.2%)
  Masco Corp.                                        36,201              992,269
                                                                  --------------

CAPITAL GOODS (0.2%)
  Deere & Co.                                        13,582              883,509
  Nucor Corp.                                         6,527              365,512
                                                                  --------------
                                                                       1,249,021
                                                                  --------------
CHEMICALS (1.5%)
  Dow Chemical Co.                                   56,955            2,367,619
  E.I. duPont de Nemours & Co.                       21,253              975,300
  Ecolab Inc.                                        36,538            1,000,045
  Monsanto Co.                                       71,835            2,067,411
  Mylan Labs                                         48,526            1,225,767
                                                                  --------------
                                                                       7,636,142
                                                                  --------------
CONGLOMERATES (5.3%)
  Crane Co.                                          28,728              883,099
  Emerson Electric Co.                               29,798            1,929,420
  General Electric Co.                              489,945           15,178,496
  Honeywell International, Inc.                      74,942            2,505,311
  3M Co.                                             23,964            2,037,659
  Tyco International Ltd.                           102,734            2,722,451
  United Technologies Corp.                          23,828            2,258,180
                                                                  --------------
                                                                      27,514,616
                                                                  --------------
CONSTRUCTION MACHINERY (0.4%)
  Ingersoll-Rand Co.                                 28,262            1,918,425
                                                                  --------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                  NO. OF               FAIR
                                                  SHARES               VALUE
                                             --------------       --------------
CONSUMER (3.3%)
  Avery Dennison Corp.                               13,154       $      736,887
  Ball Corp.                                         11,092              660,750
  Black & Decker Corp.                               14,316              706,065
  Colgate-Palmolive Co.                              46,394            2,322,020
  Furniture Brands International                     25,399              744,953
  Hasbro Inc.                                        72,105            1,534,394
  Kimberly Clark Corp.                               24,756            1,462,832
  Newell Rubbermaid Inc.                             29,830              679,229
  Procter & Gamble Co.                               64,044            6,396,715
  Reebok International                                8,077              317,588
  Sealed Air (A)                                     27,488            1,488,200
                                                                  --------------
                                                                      17,049,633
                                                                  --------------
DEFENSE (0.7%)
  Lockheed Martin Corp.                              30,543            1,569,910
  Northrop Grumman Corp.                              2,133              203,915
  Raytheon Co.                                       63,591            1,910,274
                                                                  --------------
                                                                       3,684,099
                                                                  --------------
ENTERTAINMENT (1.7%)
  Electronic Arts (A)                                40,086            1,916,311
  Fox Entertainment Group (A)                        57,731            1,682,859
  Viacom, Inc.                                       94,281            4,184,191
  Walt Disney Co.                                    33,118              772,643
                                                                  --------------
                                                                       8,556,004
                                                                  --------------
FINANCE (2.5%)
  American Express Co.                               89,151            4,299,753
  American Financial Group                           48,204            1,275,478
  Annaly Mortgage Management                         20,317              373,833
  Countrywide Financial                              39,340            2,983,939
  Mellon Financial                                   20,334              652,925
  Principal Financial Group                          50,414            1,667,191
  Providian Financial (A)                            62,905              732,214
  Total System Services                              34,222            1,065,331
                                                                  --------------
                                                                      13,050,664
                                                                  --------------
FOOD (2.0%)
  Archer-Daniels-Midland Co.                         38,535              586,503
  Darden Restaurants                                 79,866            1,680,381
  Del Monte Foods (A)                                82,843              861,567
  General Mills                                      10,682              483,895
  Hershey Foods Corp.                                10,631              818,481
  Hormel Foods                                       17,322              447,081
  International Flavors & Fragrances                 29,941            1,045,540
  Kellogg Co.                                        36,220            1,379,258
  McDonald's Corp.                                   88,165            2,189,137
  Sysco Corp.                                        28,692            1,068,203
                                                                  --------------
                                                                      10,560,046
                                                                  --------------
HEALTHCARE (2.5%)
  Abbott Laboratories                                43,229            2,014,471
  Aetna Inc.                                         26,031            1,759,175
  Anthem Inc. (A)                                     5,887              441,525
  Apogent Technologies (A)                           55,044            1,268,214
  Becton, Dickinson                                  44,466            1,829,331
  Guidant Corp.                                      35,536            2,139,267
  Medco Health Solutions (A)                         13,872              471,509
  St. Jude Medical (A)                                8,411              516,015
  UnitedHealth Group, Inc.                           30,944            1,800,322
  Wellpoint Health Networks (A)                       7,108              689,405
                                                                  --------------
                                                                      12,929,234
                                                                  --------------
HOME CONSTRUCTION (0.1%)
  K. B. HOME                                          4,600              333,592
  Pulte Homes                                         4,467              418,201
                                                                  --------------
                                                                         751,793
                                                                  --------------
INDEPENDENT ENERGY (0.8%)
  Burlington Resources                               21,521            1,191,833
  Devon Energy                                        8,043              460,542
  Entergy Corp.                                      40,281            2,301,254
                                                                  --------------
                                                                       3,953,629
                                                                  --------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                 NO. OF                FAIR
                                                 SHARES                VALUE
                                             --------------       --------------
INSURANCE (5.8%)
  Ace Limited                                        14,522       $      601,501
  AFLAC Inc.                                         26,299              951,498
  Allstate Corp.                                     72,930            3,137,449
  Ambac Financial Group                              28,363            1,968,109
  American International Group                      128,902            8,543,625
  Aon Corp.                                          25,692              615,066
  Chubb Corp.                                        32,666            2,224,555
  Fidelity National Financial                        19,346              750,238
  Hartford Financial Services Group                   5,585              329,683
  Jefferson-Pilot Corp.                              21,456            1,086,746
  LIncoln National Corp.                              9,568              386,260
  Marsh & McLennan Co.                               47,621            2,280,570
  MBIA Inc.                                          43,153            2,555,952
  MGIC Investment Corp.                              18,213            1,037,048
  PMI Group                                          24,753              921,554
  Progressive Corp.                                   4,028              336,701
  Prudential Financial                               29,459            1,230,502
  SAFECO Corp.                                        6,571              255,940
  St. Paul Co.                                       23,205              920,078
                                                                  --------------
                                                                      30,133,075
                                                                  --------------
INTEGRATED ENERGY (3.7%)
  Anadarko Petroleum                                 14,827              756,325
  ChevronTexaco Corp.                                37,520            3,241,353
  ConocoPhillips                                     34,378            2,254,165
  Exxon Mobil Corp.                                 293,834           12,047,194
  Occidental Petroleum                               19,319              816,035
                                                                  --------------
                                                                      19,115,072
                                                                  --------------
LODGING (0.5%)
  Marriott International                             47,668            2,202,262
  Starwood Hotels & Resorts                           8,693              312,687
                                                                  --------------
                                                                       2,514,949
                                                                  --------------
MEDIA (1.9%)
  Comcast Corp. (Class A) (A)                        70,381            2,312,368
  Comcast Corp. (Class A - Special) (A)              71,941            2,249,235
  Scholastic Corp. (A)                               26,634              904,357
  Time Warner Inc. (A)                              160,468            2,886,819
  Tribune Co.                                        25,157            1,298,101
                                                                  --------------
                                                                       9,650,880
                                                                  --------------
METALS (1.0%)
  Alcoa, Inc.                                       108,093            4,107,534
  Pactiv Corp. (A)                                   50,929            1,217,203
                                                                  --------------
                                                                       5,324,737
                                                                  --------------
NATURAL GAS DISTRIBUTORS (0.2%)
  National Fuel Gas                                  47,101            1,151,148
                                                                  --------------

OIL FIELD (0.5%)
  Baker Hughes, Inc.                                  9,112              293,042
  Halliburton Co.                                    20,345              528,970
  Schlumberger Ltd.                                  25,935            1,419,163
  Transocean, Inc. (A)                               22,014              528,556
                                                                  --------------
                                                                       2,769,731
                                                                  --------------
PAPER (0.2%)
  Georgia-Pacific Corp.                              18,214              558,623
  Weyerhaeuser Co.                                   10,266              657,024
                                                                  --------------
                                                                       1,215,647
                                                                  --------------
PHARMACEUTICALS (8.2%)
  AmerisourceBergen Corp.                            25,216            1,415,878
  Amgen, Inc. (A)                                    80,863            4,997,333
  Bristol-Myers Squibb Co.                           52,380            1,498,068
  Cephalon Inc. (A)                                   9,961              480,618
  Chiron Corp. (A)                                    2,869              163,117
  Eli Lilly & Co.                                    43,843            3,083,478
  Johnson & Johnson                                 151,532            7,828,143
  MedImmune Inc. (A)                                 37,349              949,412
  Merck & Co., Inc.                                 115,029            5,314,340
  Pfizer, Inc.                                      385,411           13,616,571
  Schering-Plough Corp.                              44,140              767,595
  Wyeth                                              55,883            2,372,233
                                                                  --------------
                                                                      42,486,786
                                                                  --------------
REFINING (0.2%)
  Newmont Mining Corp.                               20,154              979,686
                                                                  --------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                 NO. OF                 FAIR
                                                 SHARES                VALUE
                                             --------------       --------------
RETAILERS (7.7%)
  AutoZone, Inc. (A)                                 13,255       $    1,129,459
  Best Buy                                           31,843            1,663,478
  Big Lots (A)                                       94,396            1,341,367
  Costco Wholesale (A)                               22,479              836,444
  CVS Corp.                                          23,320              842,318
  Dollar General                                    100,791            2,115,603
  Dollar Tree Stores (A)                             20,193              605,891
  Federated Department Stores, Inc.                  12,888              607,411
  Gap Inc.                                           34,597              802,996
  Home Depot, Inc.                                  151,791            5,387,063
  J.C. Penney                                        18,820              494,590
  Jones Apparel Group                                 7,259              255,735
  Liz Claiborne Inc.                                 48,598            1,723,285
  Lowe's Cos.                                        56,669            3,138,896
  PETsMART Inc.                                      53,516            1,272,343
  Pier 1 Imports                                     37,362              816,733
  Staples Inc. (A)                                  103,238            2,817,881
  Target Corp.                                       40,494            1,554,970
  Toys R Us (A)                                      73,677              931,277
  Wal-Mart Stores                                   212,950           11,296,998
                                                                  --------------
                                                                      39,634,738
                                                                  --------------
SERVICES (3.2%)
  AutoNation Inc. (A)                                15,519              285,084
  Biogen Inc. (A)                                    32,267            1,186,942
  Boston Scientific Corp. (A)                        84,394            3,102,323
  Cendant Corp. (A)                                  53,666            1,195,142
  eBay, Inc.                                         47,494            3,068,825
  KLA-Tencor Corp. (A)                               30,926            1,814,892
  Lincare Holdings, Inc. (A)                         40,444            1,216,758
  Medtronic, Inc.                                    44,316            2,154,201
  Paychex Inc.                                        5,408              201,205
  Weight Watchers International (A)                  17,614              675,849
  Yahoo Inc. (A)                                     37,419            1,690,403
                                                                  --------------
                                                                      16,591,624
                                                                  --------------
TECHNOLOGY (17.1%)
  American Tower Corp. (A)                          120,111            1,299,601
  Analog Devices, Inc.                               54,040            2,466,926
  Autodesk                                           53,291            1,307,495
  Avnet Inc. (A)                                     39,912              864,494
  BMC Software Inc. (A)                              36,091              673,097
  Cisco Systems, Inc. (A)                           414,118           10,063,067
  Computer Associates International                  76,044            2,079,043
  Comverse Technology (A)                            85,093            1,497,211
  Cooper Industries Ltd.                              8,915              516,446
  Corning Inc. (A)                                   69,275              722,538
  Dell Inc. (A)                                      94,114            3,195,170
  EMC Corp. (A)                                      64,839              837,720
  Hewlett Packard Co.                               150,497            3,456,916
  Ingram Micro Inc. (A)                              78,708            1,251,457
  Intel Corp.                                       284,702            9,126,123
  International Business Machines Corp.              79,911            7,406,151
  Intuit Inc. (A)                                    10,519              556,876
  ITT Industries                                     16,777            1,245,021
  L-3 Communications Holdings Inc. (A)                6,609              339,438
  Lam Research (A)                                   22,994              741,901
  Mattel, Inc.                                       21,437              413,091
  Maxim Integrated Products                          17,857              888,832
  McDATA Corp. (A)                                  130,533            1,247,895
  Mettler-Toledo International (A)                    7,565              319,319
  Micron Technology, Inc. (A)                        38,581              519,686
  Microsoft                                         532,950           14,664,119
  National Instruments Corp.                         10,377              471,220
  Nvidia Corp. (A)                                   60,769            1,414,702
  Oracle Corp. (A)                                  232,747            3,073,424
  Pentair, Inc.                                      26,898            1,229,239
  QUALCOMM, Inc.                                     53,256            2,870,498
  Scientific-Atlanta, Inc.                           51,534            1,406,878
  Teleflex Inc.                                      17,764              858,534
  Teradyne Inc. (A)                                  78,415            1,995,662
  Texas Instruments, Inc.                           125,247            3,679,757
  Thomas & Betts Corp.                               28,649              655,776
  VERITAS Software Corp. (A)                         56,083            2,083,483
  Xerox Corp. (A)                                    66,359              915,754
                                                                  --------------
                                                                      88,354,560
                                                                  --------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                 NO. OF                FAIR
                                                 SHARES               VALUE
                                             -------------        --------------
TELECOMMUNICATIONS (2.9%)
  ALLTEL Corp.                                      15,297        $      712,534
  AT&T Wireless Services (A)                       234,417             1,872,992
  BellSouth Corp.                                   44,103             1,248,115
  CenturyTel, Inc.                                  56,789             1,852,457
  Citizens Communications (A)                      117,034             1,453,562
  NEXTEL Communications (A)                         49,828             1,396,181
  SBC Communications, Inc.                          94,477             2,463,015
  Sprint Corp. - PCS Group                          18,626               305,839
  Verizon Communications                           101,163             3,548,798
                                                                  --------------
                                                                      14,853,493
                                                                  --------------
TEXTILE (0.2%)
  NIKE, Inc.                                        11,411               781,197
                                                                  --------------

TOBACCO (1.6%)
  Altria Group                                      99,378             5,408,151
  Fortune Brands                                    38,466             2,749,934
                                                                  --------------
                                                                       8,158,085
                                                                  --------------
TRANSPORTATION SERVICES (0.9%)
  PACCAR Inc.                                        8,135               692,695
  United Parcel                                     55,322             4,124,255
                                                                  --------------
                                                                       4,816,950
                                                                  --------------
U.S. AGENCY (1.2%)
  Federal Association National Mortgage             41,868             3,142,612
  Federal Home Loan Mortgage Corp.                  37,206             2,169,854
  SLM Corp.                                         21,616               814,491
                                                                  --------------
                                                                       6,126,957
                                                                  --------------
UTILITIES (2.6%)
  Alliant Energy Corp.                              50,414             1,255,309
  Ameren Corp.                                      35,159             1,617,314
  CMS Energy Corp. (A)                              51,942               442,546
  Constellation Energy Group                        40,849             1,599,647
  Duke Energy                                      106,522             2,178,375
  Edison International (A)                          48,464             1,062,816
  Exelon Corp.                                      43,743             2,902,785
  Public Service Enterprise                         36,134             1,582,669
  Southern Co.                                      28,459               860,885
                                                                  --------------
                                                                      13,502,346
                                                                  --------------

TOTAL COMMON STOCKS
  (COST $463,611,849)                                                503,100,759
                                                                  --------------

                                                PRINCIPAL              FAIR
                                                 AMOUNT               VALUE
                                             --------------       --------------
SHORT-TERM INVESTMENTS (2.7%)
COMMERCIAL PAPER (2.3%)
  American Express Credit Corp.,
    1.08% due January 14, 2004               $   5,100,000        $    5,097,940
  Morgan Stanley Dean Witter & Co.,
    1.10% due January 8, 2004                    5,000,000             4,998,845
  Toyota Motor Credit Corp.,
    1.08% due January 22, 2004                   1,134,000             1,133,279
  UBS Financial Inc.,
    0.95% due January 2, 2004                      373,000               372,990
                                                                  --------------
                                                                      11,603,054
                                                                  --------------
U.S. TREASURY (0.4%)
  United States of America Treasury,
    1.03% due February 5, 2004 (B)               1,900,000             1,898,507
                                                                  --------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $13,501,402)                                      13,501,561
                                                                  --------------

                                               NOTIONAL
                                                 VALUE
                                             -------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
  Exp. March, 2004 (C)                       $  12,494,250                    --
                                                                  --------------

TOTAL INVESTMENTS (100%)
  (COST $477,113,251) (D)                                         $  516,602,320
                                                                  ==============

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

NOTES

(A)   Non-income Producing Security.

(B) Par value of $1,900,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account GIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account GIS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2003, net unrealized appreciation for all securities was $39,489,069. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $69,999,672 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $30,510,603.

                        See Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Growth and Income Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Growth and Income Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Growth and Income Stock Account for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             /s/ KPMG LLP

Hartford, Connecticut
February 17, 2004

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS:
  Investment securities, at fair value (cost $107,918,019) .....    $110,251,373
  Cash .........................................................             883
  Receivables:
    Interest ...................................................       1,205,664
    Purchase payments and transfers from other funding options .          41,258
  Other assets .................................................           1,439
                                                                    ------------

      Total Assets .............................................     111,500,617
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          20,472
    Investment management and advisory fees ....................           4,951
    Insurance charges ..........................................          17,796
  Accrued liabilities ..........................................           3,753
                                                                    ------------

      Total Liabilities ........................................          46,972
                                                                    ------------

NET ASSETS:                                                         $111,453,645
                                                                    ============


                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest ..........................................................                   $ 5,582,521

EXPENSES:
  Investment management and advisory fees ...........................    $   367,941
  Insurance charges .................................................      1,344,273
                                                                         -----------

    Total expenses ..................................................                     1,712,214
                                                                                        -----------

      Net investment income (loss) ..................................                     3,870,307
                                                                                        -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................    114,071,037
    Cost of investment securities sold ..............................    117,458,308
                                                                         -----------

      Net realized gain (loss) ......................................                    (3,387,271)

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2003 .....................      2,333,354
    Unrealized gain (loss) at December 31, 2002 .....................     (6,836,289)
                                                                         -----------

      Net change in unrealized gain (loss) for the year .............                     9,169,643
                                                                                        -----------

        Net realized gain (loss) and change in unrealized gain (loss)                     5,782,372
                                                                                        -----------

Net increase (decrease) in net assets resulting from operations .....                   $ 9,652,679
                                                                                        ===========


                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   2003              2002
                                                                                   ----              ----

OPERATIONS:
  Net investment income (loss) ...........................................    $   3,870,307     $   5,164,126
  Net realized gain (loss) from investment security transactions .........       (3,387,271)       (3,108,098)
  Net change in unrealized gain (loss) on investment securities ..........        9,169,643        (1,649,238)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......        9,652,679           406,790
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 747,578 and 970,567 units, respectively) ..............        5,016,359         6,020,842
  Participant transfers from other funding options
    (applicable to 2,091,858 and 1,840,387 units, respectively) ..........       14,023,583        11,390,851
  Administrative charges
    (applicable to 12,788 and 15,036 units, respectively) ................          (88,426)          (93,554)
  Contract surrenders
    (applicable to 2,007,854 and 2,477,747 units, respectively) ..........      (13,546,840)      (15,412,418)
  Participant transfers to other funding options
    (applicable to 2,177,370 and 3,053,338 units, respectively) ..........      (14,621,732)      (18,818,812)
  Other payments to participants
    (applicable to 169,426 and 157,757 units, respectively) ..............       (1,169,671)         (993,160)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (10,386,727)      (17,906,251)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................         (734,048)      (17,499,461)

NET ASSETS:
  Beginning of year ......................................................      112,187,693       129,687,154
                                                                              -------------     -------------

  End of year ............................................................    $ 111,453,645     $ 112,187,693
                                                                              =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

      REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB in 2003.

      FEDERAL INCOME TAXES. The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $61,919,522 and $61,946,945, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $77,469,373 and $72,433,416, respectively, for the year ended December 31, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      On contracts issued prior to May 16, 1983, The Company retained from Account QB sales charges of $4,296 and $4,708 for the years ended December 31, 2003 and 2002, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $58,765 and $78,280 for the years ended December 31, 2003 and 2002, respectively.

4.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $115,000 and $131,000 of the net assets of Account QB were held on behalf of an affiliate of The Company as of December 31, 2003 and 2002, respectively. Transactions with this affiliate during the years ended December 31, 2003 and 2002, were comprised of participant purchase payments of approximately $71,000 and $80,000 and contract surrenders of approximately $98,000 and $152,000, respectively.

5.    NET CONTRACT OWNERS' EQUITY

                                                                                               DECEMBER 31, 2003
                                                                                ----------------------------------------------

                                                                                                    UNIT             NET
                                                                                  UNITS             VALUE           ASSETS
                                                                                  -----             -----           ------
Accumulation phase of contracts issued prior to May 16, 1983 ...............     4,161,300         $ 7.281       $  30,305,128
Annuity phase of contracts issued prior to May 16, 1983 ....................        45,619           7.281             332,229
Accumulation phase of contracts issued on or after May 16, 1983 ............    11,674,715           6.917          80,766,504
Annuity phase of contracts issued on or after May 16, 1983 .................         7,196           6.917              49,784
                                                                                                                 -------------

Net Contract Owners' Equity ..............................................................................       $ 111,453,645
                                                                                                                 =============

6.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each year.)

Contracts issued prior to May 16, 1983

                                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2003          2002           2001           2000          1999
                                                                    ----          ----           ----           ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .345       $  .381        $  .421        $  .446       $  .393
    Operating expenses ........................................      .093          .086           .089           .081          .080
                                                                  -------       -------        -------        -------       -------

    Net investment income (loss) ..............................      .252          .295           .332           .365          .313

    Unit value at beginning of year ...........................     6.674         6.608          6.335          6.055         5.994
    Net realized and change in unrealized gains (losses) ......      .355         (.229)         (.059)         (.085)        (.252)
                                                                  -------       -------        -------        -------       -------

    Unit value at end of year .................................   $ 7.281       $ 6.674        $ 6.608        $ 6.335       $ 6.055
                                                                  =======       =======        =======        =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .61       $   .07        $   .27        $   .28       $   .06
    Ratio of operating expenses to average net assets .........      1.33%         1.33%          1.33%          1.33%         1.33%
    Ratio of net investment income (loss) to average net assets      3.58%         4.56%          4.99%          5.93%         5.22%
    Number of units outstanding at end of year (thousands) ....     4,207         4,684          5,194          5,491         6,224
    Portfolio turnover rate ...................................       139%          113%           166%           105%          340%

Contracts issued on or after May 16, 1983

                                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2003          2002           2001           2000          1999
                                                                    ----          ----           ----           ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .328       $  .363        $  .402        $  .427       $  .378
    Operating expenses ........................................      .105          .097           .101           .092          .091
                                                                  -------       -------        -------        -------       -------

    Net investment income (loss) ..............................      .223          .266           .301           .335          .287

    Unit value at beginning of year ...........................     6.356         6.309          6.063          5.810         5.765
    Net realized and change in unrealized gains (losses) ......      .338         (.219)         (.055)         (.082)        (.242)
                                                                  -------       -------        -------        -------       -------

    Unit value at end of year .................................   $ 6.917       $ 6.356        $ 6.309        $ 6.063       $ 5.810
                                                                  =======       =======        =======        =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .56       $   .05        $   .25        $   .25       $   .04
    Ratio of operating expenses to average net assets .........      1.57%         1.57%          1.57%          1.57%         1.57%
    Ratio of net investment income (loss) to average net assets      3.33%         4.31%          4.74%          5.69%         4.97%
    Number of units outstanding at end of year (thousands) ....    11,682        12,733         15,116         14,045        17,412
    Portfolio turnover rate ...................................       139%          113%           166%           105%          340%

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                                                             PRINCIPAL                FAIR
                                                                                               AMOUNT                 VALUE
                                                                                            ------------          -------------
BONDS (70.2%)

AEROSPACE (0.1%)
 Bombardier Inc., 6.75% Debentures, 2012 (A)......................................          $    100,000          $     109,750
                                                                                                                  -------------
AIRLINES (0.6%)
  Delta Airlines Inc., 9.25% Debentures, 2007.....................................               889,913                654,086
                                                                                                                  -------------
ASSET BACKED SECURITIES (6.4%)
  CA Infrastructure, 6.42% Debentures, 2008.......................................               965,866              1,027,920
  Chase Funding Mortgage Loan Asset Backed Certificate, 5.83% Debentures, 2032                   500,000                525,576
  Daimler Chrysler Auto, 4.63% Debentures, 2006...................................             1,500,000              1,542,888
  Discover Card Mt, 6.05% Debentures, 2008........................................             1,100,000              1,183,976
  Ford Credit Auto Owner Trust, 4.75% Debentures, 2006............................             1,400,000              1,454,411
  Metris MT, 1.37% Debentures, 2007...............................................               100,000                100,061
  Toyota Auto Recovery Owner Trust, 2.65% Debentures, 2006........................             1,200,000              1,211,531
                                                                                                                  -------------
                                                                                                                      7,046,363
                                                                                                                  -------------
AUTOMOTIVE (1.0%)
  Daimler Chrysler NA Holdings, 4.05% Debentures, 2008............................             1,130,000              1,123,429
                                                                                                                  -------------
BANKING (3.5%)
  Credit Suisse First Boston Corp., 6.13% Debentures, 2011........................               300,000                327,133
  Fleet Financial Group, 7.13% Debentures, 2006...................................             1,250,000              1,378,176
  J.P. Morgan Chase & Co., 5.75% Debentures, 2013.................................             1,100,000              1,161,976
  U.S. Bancorp NA MN, 2.85% Debentures, 2006......................................             1,000,000              1,005,524
                                                                                                                  -------------
                                                                                                                      3,872,809
                                                                                                                  -------------
BROKERAGE (3.1%)
  Goldman Sachs Group Inc., 4.75% Debentures, 2013................................             1,100,000              1,074,054
  Merrill Lynch & Co. Inc., 3.38% Debentures, 2007................................               700,000                709,654
  Morgan Stanley Dean Witter & Co., 6.60% Debentures, 2012........................             1,400,000              1,566,093
                                                                                                                  -------------
                                                                                                                      3,349,801
                                                                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)
  Credit Suisse First Boston Corp., 4.90% Debentures, 2036........................             1,000,000              1,002,495
  J.P. Morgan Chase & Co., 4.88% Debentures, 2038.................................             1,000,000              1,001,455
  LB UBS Commercial Mortgage Trust, 4.85% Debentures, 2031........................               670,000                678,122
  Wachovia Bank Commercial Mortgage, 4.96% Debentures, 2035.......................               900,000                926,717
                                                                                                                  -------------
                                                                                                                      3,608,789
                                                                                                                  -------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                                                             PRINCIPAL                FAIR
                                                                                               AMOUNT                 VALUE
                                                                                            ------------          -------------
CONGLOMERATES (1.9%)
  General Electric Capital Corp., 5.45% Debentures, 2013..........................          $  1,000,000          $   1,042,179
  Hutchinson Whampoa Ltd., 6.25% Debentures, 2014 (A).............................             1,000,000              1,017,642
                                                                                                                  -------------
                                                                                                                      2,059,821
                                                                                                                  -------------
CONSUMER (1.2%)
  Diageo Plc., 3.00% Debentures, 2006.............................................             1,000,000              1,005,934
  Sealed Air., 5.63% Debentures, 2013 (A).........................................               300,000                307,551
                                                                                                                  -------------
                                                                                                                      1,313,485
                                                                                                                  -------------
DEFENSE (2.1%)
  Northrop Grumman Corp., 8.63% Debentures, 2004..................................             2,000,000              2,107,304
  Raytheon Co., 5.38% Debentures, 2013............................................               200,000                200,705
                                                                                                                  -------------
                                                                                                                      2,308,009
                                                                                                                  -------------
FINANCE (4.4%)
  Ford Motor Credit Co., 6.88% Debentures, 2006...................................             1,000,000              1,067,825
  Ford Motor Credit Co., 7.00% Debentures, 2013...................................               700,000                739,583
  General Motors Acceptance Corp., 7.25% Debentures, 2011.........................             1,400,000              1,538,114
  Household Financial Corp., 6.38% Debentures, 2012...............................             1,400,000              1,538,510
                                                                                                                  -------------
                                                                                                                      4,884,032
                                                                                                                  -------------
HOME CONSTRUCTION (0.5%)
  M.D.C. Holdings, 5.50% Debentures, 2013.........................................               500,000                501,958
                                                                                                                  -------------
INDEPENDENT ENERGY (0.4%)
  Anadarko Petroleum 6.75% Debentures, 2011.......................................               400,000                454,118
                                                                                                                  -------------
INSURANCE (1.7%)
  Massachusetts Mutual Life, 2.55% Debentures, 2008 (A)...........................               900,000                861,675
  New York Life, 5.38% Debentures, 2013 (A).......................................             1,000,000              1,033,617
                                                                                                                  -------------
                                                                                                                      1,895,292
                                                                                                                  -------------
MEDIA CABLE (7.0%)
  AOL Time Warner Inc., 6.15%  Debentures, 2007...................................             2,400,000              2,613,650
  Comcast Cable Communications, 8.50% Debentures, 2027............................               500,000                642,820
  Cox Enterprises Inc., 7.88% Debentures, 2010 (A)................................             3,800,000              4,506,291
                                                                                                                  -------------
                                                                                                                      7,762,761
                                                                                                                  -------------
MEDIA NON-CABLE (1.0%)
  Liberty Media Corp., 2.67% Debentures, 2006.....................................             1,100,000              1,112,825
                                                                                                                  -------------
NATURAL GAS PIPELINE (7.1%)
  Duke Energy Field Service, 7.50% Debentures, 2005...............................               500,000                537,478
  El Paso Corp., 6.95% Debentures, 2007...........................................             2,500,000              2,415,625
  Gemstone Investments Ltd., 7.71% Debentures, 2004 (A)...........................             2,000,000              2,030,000
  Southern California Gas Co., 4.38% Debentures, 2011.............................               400,000                400,511
  Transcontinental Gas Pipeline,  6.13% Debentures, 2005..........................             2,400,000              2,451,000
                                                                                                                  -------------
                                                                                                                      7,834,614
                                                                                                                  -------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                                                              PRINCIPAL               FAIR
                                                                                               AMOUNT                 VALUE
                                                                                            ------------          -------------
PHARMACEUTICALS (1.1%)
  Wyeth, 5.50% Debentures, 2014...................................................          $  1,200,000          $   1,216,030
                                                                                                                  -------------
REAL ESTATE  (8.4%)
  Canada Mortgage & Housing Corp., 3.38% Debentures, 2008.........................             2,000,000              1,995,478
  Nationwide Health Properties Inc., 6.90% Debentures, 2037.......................             4,500,000              4,601,538
  Post Apartment Homes LP, 6.85% Debentures, 2005.................................             2,510,000              2,612,907
                                                                                                                  -------------
                                                                                                                      9,209,923
                                                                                                                  -------------
RETAIL (2.2%)
  Wal-Mart Stores Inc., 4.55% Debentures, 2013....................................             2,500,000              2,473,975
                                                                                                                  -------------
SUPERMARKETS (1.0%)
  Fred Meyer Inc., 7.45% Debentures, 2008.........................................             1,000,000              1,139,963
                                                                                                                  -------------
TELECOMMUNICATIONS (4.0%)
  Deutsche Telekom, 8.25% Debentures, 2005........................................             1,100,000              1,193,723
  NY Tel Co., 7.00% Debentures, 2025..............................................             1,700,000              1,735,952
  Telecom Italia S.p.A., 5.25% Debentures, 2013 (A)...............................             1,500,000              1,506,431
                                                                                                                  -------------
                                                                                                                      4,436,106
                                                                                                                  -------------
TOBACCO (0.8%)
  Altria Group, 5.63% Debentures, 2008............................................               900,000                924,224
                                                                                                                  -------------
UTILITIES (7.4%)
  PSEG Energy Holdings, 8.63% Debentures, 2008....................................               450,000                493,312
  Pepco Holdings Inc., 5.50% Debentures, 2007.....................................             1,600,000              1,712,944
  Progress Energy Inc., 6.05% Debentures, 2007....................................             2,700,000              2,901,169
  SP Powerassets Ltd., 5.00% Debentures, 2013.....................................               900,000                906,870
  SCANA Corp., 1.62% Debentures, 2006.............................................             1,000,000              1,000,399
  Xcel Energy Inc., 3.40% Debentures, 2008 (A)....................................             1,200,000              1,173,097
                                                                                                                  -------------
                                                                                                                      8,187,791
                                                                                                                  -------------
TOTAL BONDS
  (COST $75,146,851)..............................................................                                   77,479,954
                                                                                                                  -------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                                                                             PRINCIPAL                FAIR
                                                                                               AMOUNT                 VALUE
                                                                                            ------------          -------------
UNITED STATES GOVERNMENT SECURITIES (24.4%)
 United States of America Treasury, 1.63% due October 2005.......................           $  9,000,000          $   8,988,759
 United States of America Treasury, 3.50% due November 2006......................              3,075,000              3,179,384
 United States of America Treasury, 3.13% due September 2008.....................              4,500,000              4,498,772
 United States of America Treasury, 3.38% due November 2008......................              2,630,000              2,651,679
 United States of America Treasury, 4.75% due November 2008......................                975,000              1,044,089
 United States of America Treasury, 6.50% due February 2010......................              1,100,000              1,278,578
 United States of America Treasury, 5.00% due August 2011........................              1,250,000              1,338,086
 United States of America Treasury, 4.25% due November 2013......................              3,882,000              3,878,968
                                                                                                                  -------------
TOTAL UNITED STATES GOVERNMENT SECURITIES
 (COST $26,857,970)...............................................................                                   26,858,315
                                                                                                                  -------------
SHORT-TERM INVESTMENTS (5.4%)
COMMERCIAL PAPER (5.4%)
 Comcast Cable Communications, 8.13% due May, 2004...............................                200,000                203,943
 Beethoven Funding Corp., 1.02% due January, 2004................................              3,609,000              3,608,899
 Sears Roebuck Acceptance Corp., 4.10% due January, 2004.........................              2,100,000              2,100,262
                                                                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,913,198)....................................                                    5,913,104
                                                                                                                  -------------
TOTAL INVESTMENTS (100%)
 (COST $107,918,019) (B)..........................................................                                $ 110,251,373
                                                                                                                  =============

NOTES

(A)   Restricted Security.

(B) At December 31, 2003 net unrealized appreciation for all securities was $2,333,354. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $2,808,418 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $475,064.

                        See Notes to Financial Statement

                          INDEPENDENT AUDITORS' REPORT

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Quality Bond Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Quality Bond Account for Variable Annuities, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Quality Bond Account for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             /s/ KPMG LLP

Hartford, Connecticut
February 17, 2004

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

  Investment securities, at fair value (cost $88,800,747) .......    $88,799,574
  Cash ..........................................................        447,502
  Receivables:
    Interest ....................................................         10,650
    Purchase payments and transfers from other funding options ..         42,600
  Other assets ..................................................            316
                                                                     -----------

      Total Assets ..............................................     89,300,642
                                                                     -----------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..        176,712
    Investment management and advisory fees .....................          3,961
    Insurance charges ...........................................         15,312
                                                                     -----------

      Total Liabilities .........................................        195,985
                                                                     -----------

NET ASSETS:                                                          $89,104,657
                                                                     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest ......................................................                 $ 1,356,472

EXPENSES:
  Investment management and advisory fees .......................   $  371,959
  Insurance charges .............................................    1,437,814
                                                                    ----------

    Total expenses ..............................................                   1,809,773
                                                                                  -----------

      Net investment income (loss) ..............................                    (453,301)
                                                                                  -----------


  Net increase (decrease) in net assets resulting from operations                 $  (453,301)
                                                                                  ===========


                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   2003              2002
                                                                                   ----              ----

OPERATIONS:
  Net investment income (loss) ...........................................    $    (453,301)    $     299,502
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......         (453,301)          299,502
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 3,738,508 and 5,858,558 units, respectively) ..........       10,242,509        16,062,122
  Participant transfers from other funding options
    (applicable to 37,539,587 and 64,672,611 units, respectively) ........      102,847,832       177,339,495
  Administrative charges
    (applicable to 47,013 and 54,859 units, respectively) ................         (128,680)         (150,505)
  Contract surrenders
    (applicable to 10,956,438 and 13,961,585 units, respectively) ........      (30,017,360)      (38,286,908)
  Participant transfers to other funding options
    (applicable to 48,091,621 and 68,317,728 units, respectively) ........     (131,747,666)     (187,327,842)
  Other payments to participants
    (applicable to 335,989 and 935,674 units, respectively) ..............         (922,085)       (2,566,662)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (49,725,450)      (34,930,300)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................      (50,178,751)      (34,630,798)

NET ASSETS:
  Beginning of year ......................................................      139,283,408       173,914,206
                                                                              -------------     -------------

  End of year ............................................................    $  89,104,657     $ 139,283,408
                                                                              =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM for 2003.

      FEDERAL INCOME TAXES. The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      The Company assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent sales charges of $243,226 and $361,097 for the years ended December 31, 2003 and 2002, respectively.

3.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $1,185,000 and $2,208,000 of the net assets of Account MM were held on behalf of an affiliate of The Company as of December 31, 2003 and 2002, respectively. Transactions with this affiliate during the years ended December 31, 2003 and 2002, were comprised of participant purchase payments of approximately $523,000 and $813,000 and contract surrenders of approximately $1,541,000 and $885,000, respectively.

4.    NET CONTRACT OWNERS' EQUITY

                                                                                              DECEMBER 31, 2003
                                                                                ----------------------------------------------

                                                                                                    UNIT               NET
                                                                                  UNITS             VALUE            ASSETS
                                                                                  -----             -----            ------
Accumulation phase of contracts issued prior to May 16, 1983 .............          24,218         $ 2.877        $     69,678
Annuity phase of contracts issued prior to May 16, 1983 ..................          15,368           2.877              44,215
Accumulation phase of contracts issued on or after May 16, 1983 ..........      32,479,138           2.733          88,773,330
Annuity phase of contracts issued on or after May 16, 1983 ...............          79,552           2.733             217,434
                                                                                                                  ------------

Net Contract Owners' Equity ..............................................................................        $ 89,104,657
                                                                                                                  ============

5.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each year.)

Contracts issued prior to May 16, 1983

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------------
                                                                    2003          2002           2001           2000          1999
                                                                    ----          ----           ----           ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .033       $  .051        $  .120        $  .174       $  .135
    Operating expenses ........................................      .038          .038           .037           .037          .034
                                                                  -------       -------        -------        -------       -------

    Net investment income (loss) ..............................     (.005)         .013           .083           .137          .101

    Unit value at beginning of year ...........................     2.882         2.869          2.786          2.649         2.548
                                                                  -------       -------        -------        -------       -------

    Unit value at end of year .................................   $ 2.877       $ 2.882        $ 2.869        $ 2.786       $ 2.649
                                                                  =======       =======        =======        =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $  (.01)      $   .01        $   .08        $   .14       $   .10
    Ratio of operating expenses to average net assets .........      1.33%         1.33%          1.33%          1.33%         1.33%
    Ratio of net investment income (loss) to average net assets     (0.16)%        0.46%          2.89%          5.09%         3.87%
    Number of units outstanding at end of year (thousands) ....        39            49             60             70            80

Contracts issued on or after May 16, 1983

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                       -----------------------------------------------------------
                                                                    2003          2002           2001           2000          1999
                                                                    ----          ----           ----           ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .032       $  .048        $  .114        $  .167       $  .130
    Operating expenses ........................................      .043          .043           .042           .041          .039
                                                                  -------       -------        -------        -------       -------

    Net investment income (loss) ..............................     (.011)         .005           .072           .126          .091

    Unit value at beginning of year ...........................     2.744         2.739          2.667          2.541         2.450
                                                                  -------       -------        -------        -------       -------

    Unit value at end of year .................................   $ 2.733       $ 2.744        $ 2.739        $ 2.667       $ 2.541
                                                                  =======       =======        =======        =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $  (.01)      $   .01        $   .07        $   .13       $   .09
    Ratio of operating expenses to average net assets .........      1.57%         1.57%          1.57%          1.57%         1.57%
    Ratio of net investment income (loss) to average net assets     (0.41)%        0.21%          2.64%          4.84%         3.62%
    Number of units outstanding at end of period (thousands) ..    32,559        50,702         63,430         55,477        70,545

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                                                          PRINCIPAL                  FAIR
                                                                                           AMOUNT                    VALUE
                                                                                        -------------            -------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (95.5%)
 Aegon Funding Corp., 1.11% due January 13, 2004.............................           $   4,500,000            $   4,498,308
 American Express Credit Corp., 1.07% due January 14, 2004...................               4,400,000                4,398,222
 American General Financial Corp., 1.08 % due February 18, 2004..............               4,500,000                4,493,506
 American Honda Financial Corp., 1.07 % due January 28, 2004.................               4,500,000                4,496,360
 Beethoven Funding Corp., 1.16% due January 27,2004..........................               4,300,000                4,296,452
 Bryant Park Funding LLC, 1.13% due January 30, 2004.........................               4,100,000                4,096,329
 Crown Point Capital Co LLC, 1.15% due January 12, 2004......................               4,300,000                4,298,512
 E.I. duPont de Nemours & Co., 1.06% due January 28, 2004....................               4,200,000                4,196,602
 General Electric Capital Corp., 1.09% due January 7, 2004...................               4,200,000                4,199,152
 Hannover Funding Co LLC, 1.14% due January 21, 2004.........................               4,300,000                4,297,320
 Household Financial Corp., 1.10% due January 22, 2004.......................               4,267,000                4,264,286
 Morgan Stanley Dean Witter & Co., 1.10% due January 16, 2004................               4,200,000                4,198,060
 Nestle Capital Corp., 1.06% due February 3, 2004............................               4,500,000                4,495,496
 Nordea North America Inc., 1.10% due January 20, 2004.......................               4,500,000                4,497,399
 Pfizer Inc., 1.05% due January 23, 2004.....................................               4,500,000                4,497,012
 Toronto Dominion Bank, 1.10% due March 24, 2004.............................               4,144,000                4,144,033
 Toyota Motor Credit Corp., 1.07% due February 24, 2004......................               4,200,000                4,193,200
 UBS Financial Inc., 0.95% due January 2, 2004...............................               2,096,000                2,095,945
 Volkswagen of America Inc., 1.08% due January 22, 2004......................               4,449,000                4,446,170
 Wells Fargo Bank NA, 1.04% due January 15, 2004.............................               4,700,000                4,699,958
                                                                                                                 -------------
                                                                                                                    84,802,322
                                                                                                                 -------------
UNITED STATES AGENCY SECURITIES (4.5%)
  Federal Home Loan Mortgage Corp., 1.03% due January 27, 2004...............               4,000,000                3,997,252
                                                                                                                 -------------
TOTAL INVESTMENTS (100%)
  (COST $88,800,747).........................................................                                    $  88,799,574
                                                                                                                 =============

                          INDEPENDENT AUDITORS' REPORT

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Money Market Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Money Market Account for Variable Annuities, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Money Market Account for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             /s/ KPMG LLP

Hartford, Connecticut
February 17, 2004

                         BOARD OF MANAGERS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE   POSITION(S)      TERM OF       PRINCIPAL OCCUPATION DURING LAST      NUMBER OF        OTHER
                         HELD WITH     OFFICE# AND                FIVE YEARS                 PORTFOLIOS   DIRECTORSHIPS
                           FUND         LENGTH OF                                             IN FUND        HELD BY
                                       TIME SERVED                                            COMPLEX        DIRECTOR
                                                                                            OVERSEEN BY
                                                                                              DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 *R. Jay Gerken        Manager        Since 2002     Managing Director (1989 to present)         11          Managing
  399 Park Avenue                                    of Citigroup Global Markets Inc.                      Director of
  New York, NY                                       ("CGM"); Chairman, President and CEO                      CGM
  Age 52                                             of Smith Barney Fund Management LLC;
                                                     Travelers Investment Adviser, Inc.
                                                     and CitiFund Management Inc.
                                                     Chairman, Chief Executive Officer
                                                     and President, Board of Managers
                                                     (2002-present), six Variable Annuity
                                                     Separate Accounts of The Travelers
                                                     Insurance Company+; Chairman, Board
                                                     of Trustees (2002-present), five
                                                     Mutual Funds sponsored by The
                                                     Travelers Insurance Company.++
-------------------------------------------------------------------------------------------------------------------------
Ernest J. Wright       Secretary to   Since 1994     Vice President and Secretary                11            N/A
One Cityplace          the Board                     (1996-present), Assistant Secretary
Hartford, CT                                         (1994-1996), Counsel (1987-present),
Age 63                                               The Travelers Insurance Company;
                                                     Secretary (1994-present), six
                                                     Variable Annuity Separate Accounts
                                                     of The Travelers Insurance Company+;
                                                     Secretary (1994-present), five
                                                     Mutual Funds sponsored by The
                                                     Travelers Insurance Company.++

-------------------------------------------------------------------------------------------------------------------------
Kathleen A. McGah        Assistant    Since 1995     Deputy General Counsel (1999 -              11            N/A
One Cityplace          Secretary to                  present); Assistant Secretary
Hartford, CT             The Board                   (1995-present), The Travelers
Age 53                                               Insurance Company; Assistant
                                                     Secretary (1995-present), six
                                                     Variable Annuity Separate Accounts
                                                     of The Travelers Insurance Company+;
                                                     Assistant Secretary, (1995-present),
                                                     five Mutual Funds sponsored by The
                                                     Travelers Insurance Company.++
-------------------------------------------------------------------------------------------------------------------------
David A. Golino        Principal      Since 1998     Vice President and Controller (1999         6             N/A
One Cityplace          Accounting                    - present); Second Vice President
Hartford, CT           Officer                       (1996-1999), The Travelers Insurance
Age 42                                               Company; Principal Accounting
                                                     Officer (1998-present), six Variable
                                                     Annuity Separate Accounts of The
                                                     Travelers Insurance Company.+
-------------------------------------------------------------------------------------------------------------------------
William D. Wilcox      Chief AML      Since 2002     Counsel and Chief AML Compliance            6             N/A
One Cityplace          Compliance                    Officer (1999 - present); The
Hartford, CT           Officer                       Travelers Insurance Company;
Age 39                                               Chief AML Compliance (2002 -
                                                     present), Six Variable Annuity
                                                     Separate Accounts of the
                                                     Travelers Insurance Company. +
-------------------------------------------------------------------------------------------------------------------------

                             INDEPENDENT MANAGERS**

-------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS AND AGE   POSITION(S)    TERM OF       PRINCIPAL OCCUPATION DURING LAST      NUMBER OF        OTHER
                         HELD WITH    OFFICE# AND                FIVE YEARS                 PORTFOLIOS   DIRECTORSHIPS
                            FUND       LENGTH OF                                             IN FUND        HELD BY
                                      TIME SERVED                                            COMPLEX        DIRECTOR
                                                                                           OVERSEEN BY
                                                                                             DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Robert E. McGill, III    Manager     Since 1974     Retired manufacturing executive.            11            None
295 Hancock Street                                  Director (1983-1995), Executive Vice
Williamstown, MA                                    President (1989-1994) and Senior
Age 72                                              Vice President, Finance and
                                                    Administration (1983-1989), The
                                                    Dexter Corporation (manufacturer of
                                                    specialty chemicals and materials);
                                                    Vice Chairman (1990-1992), Director
                                                    (1983-1995), Life Technologies, Inc.
                                                    (life science/biotechnology
                                                    products); Director, (1994-1999),
                                                    The Connecticut Surety Corporation
                                                    (insurance); Director (1995-2000),
                                                    Chemfab Corporation (specialty
                                                    materials manufacturer); Director
                                                    (1999-2001), Ravenwood Winery, Inc.;
                                                    Director (1999-2003), Lydall Inc.
                                                    (manufacturer of fiber materials);
                                                    Member, Board of Managers
                                                    (1974-present), six Variable Annuity
                                                    Separate Accounts of The Travelers
                                                    Insurance Company+; Trustee
                                                    (1990-present), five Mutual Funds
                                                    sponsored by The Travelers Insurance
                                                    Company.++
-------------------------------------------------------------------------------------------------------------------------
Lewis Mandell            Manager     Since 1990     Professor of Finance and Managerial         11       Director
160 Jacobs Halls                                    Economics, University at Buffalo                     (2000-present),
Buffalo, NY                                         since 1998.  Dean, School of                         Delaware
Age 60                                              Management (1998-2001), University                   North Corp.
                                                    at Buffalo; Dean, College of                         (hospitality
                                                    Business Administration                              business)
                                                    (1995-1998), Marquette University;
                                                    Professor of Finance (1980-1995) and
                                                    Associate Dean (1993-1995), School
                                                    of Business Administration, and
                                                    Director, Center for Research and
                                                    Development in Financial Services
                                                    (1980-1995), University of
                                                    Connecticut; Member, Board of
                                                    Managers (1990-present), six
                                                    Variable Annuity Separate Accounts
                                                    of The Travelers Insurance Company+;
                                                    Trustee (1990-present), five Mutual
                                                    Funds sponsored by The Travelers
                                                    Insurance Company.++
-------------------------------------------------------------------------------------------------------------------------
Frances M. Hawk,          Manager     Since 1991    Private Investor, (1997-present);           11            None
  CFA, CFP                                          Portfolio Manager (1992-1997), HLM
108 Oxford Hill Lane                                Management Company, Inc. (investment
Downingtown, PA                                     management); Assistant Treasurer,
Age 55                                              Pensions and Benefits.  Management
                                                    (1989-1992), United Technologies
                                                    Corporation (broad-based designer
                                                    and manufacturer of high technology
                                                    products); Member, Board of Managers
                                                    (1991-present), six Variable Annuity
                                                    Separate Accounts of The Travelers
                                                    Insurance Company+; Trustee
                                                    (1991-present), five Mutual Funds
                                                    sponsored by The Travelers Insurance
                                                    Company.++
-------------------------------------------------------------------------------------------------------------------------

+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

** Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

# Each Manager and officer serves until his or her respective successor has been duly elected and qualified.

      "The Statement of Additional Information for Universal Annuity" contains additional information about the Trustees and Officers, and is available without charge, upon request, by calling 1-800-842-9406.

                               INVESTMENT ADVISER

              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

                             INVESTMENT SUB-ADVISER

                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

                                    CUSTODIAN

                               JPMORGAN CHASE BANK
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities or The Travelers Money Market Account for Variable Annuities. It should not be used in connection with any offer except in conjunction with the Universal Annuity Prospectus which contains all pertinent information, including additional information on charges and expenses.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

VG-137 (Annual) (12-03) Printed in U.S.A.

ITEM 2.     CODE OF ETHICS.

            The registrant has adopted a code of ethics that applies to the Registrant's prinicipal executive officer, principal financial officer, Principal accounting officer or controller. Please see exhibit (a)(1).

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            The Board of Managers of the registrant has determined that Robert
            F. McGill III of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of item 3 to Form N-CSR to qualify as an "Audit Committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Director pursuant to paragraph (a)(2) of item 3 to Form N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) The aggregate fees billed by registrant's independent public accountants, KPMG LLP, for each of the last two fiscal years for professional services rendered in connection with the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $56,500 for the year ended December 31, 2002 and $59,500 for the year ended December 31, 2003.

            (b)     Not applicable.

            (c)     Not applicable.

            (d)     Not applicable.


            (e)(1)  Audit Committee Pre-Approval Policies and Procedures

                    The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors.

                    The policies and procedures require the Committee to approve
                    (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee, as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s). From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's per-approval responsibilities to other persons (other than the Adviser or the Fund's officers).

                    Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and
                    (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
                    (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.


            (e) (2) Not applicable.

            (g)     Not applicable.

            (h)     Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

            Not applicable.

   ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

 ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.


ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

            (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.



ITEM 11.    EXHIBITS.

            (a)(1) The code of ethics pursuant to item 2 is attached as EX-99.CODE ETH

            (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT

            (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities


By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities



Date:  February 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities




Date:  February 27, 2004


By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities



Date:  February 27, 2004